Cover	Oct. 12, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 12, 2021
Entity Registrant Name	INDIE SEMICONDUCTOR, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40481
Entity Tax Identification Number	87-0913788
Entity Address, Address Line One	32 Journey
Entity Address, City or Town	Aliso Viejo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92656
City Area Code	949
Local Phone Number	608-0854
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001841925
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q3
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	INDI
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock for $11.50 per share
Trading Symbol	INDIW
Security Exchange Name	NASDAQ